Investments (Tables)	3 Months Ended
Sep. 27, 2014
Investments [Abstract]
Unrealized Gain (Loss) on Investments [Table Text Block]

Net unrealized investment gains (losses) on available for sale securities were as follows (in millions):

	September 27, 2014	June 28, 2014
Net unrealized investment gains (losses):
Equity securities, at cost less impairments	$17.1	$17.1
Gross unrealized gains	4.9	3.8
Gross unrealized losses	(0.4)	(0.2)
Estimated fair value of equity securities	$21.6	$20.7